Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jan. 01, 2011	Jan. 02, 2010
ASSETS
Accounts receivalbe, less allowance for bad debts	$ 2,134	$ 2,148
Intangible assets, less accumulated amortization	$ 56,689	$ 51,109
Stockholders' equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	100,000,000
Common stock, shares issued	93,014,691	82,629,970
Treasury Stock, shares	455,020	403,280